CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Vessels	$ 5,801.7	$ 5,733.0
Containers and handling equipment	1,102.1	1,013.3
Other tangible assets	137.8	97.7
Intangible assets	109.4	109.8
Investments in associates	28.6	25.4
Other investments	1,051.7	1,080.9
Other receivables	137.0	61.0
Deferred tax assets	9.2	7.5
Total non-current assets	8,377.5	8,128.6
Inventories	167.8	212.2
Trade and other receivables	676.0	933.6
Other investments	735.1	800.4
Cash and cash equivalents	1,051.7	1,314.7
Total current assets	2,630.6	3,260.9
Total assets	11,008.1	11,389.5
Equity
Share capital and reserves	2,051.4	2,032.7
Retained earnings	1,969.5	2,004.2
Equity attributable to owners of the Company	4,020.9	4,036.9
Non-controlling interests	4.7	5.8
Total equity	4,025.6	4,042.7
Liabilities
Lease liabilities	4,551.6	4,600.6
Loans and other liabilities	47.2	59.9
Employee benefits	63.4	47.5
Deferred tax liabilities	186.2	27.6
Total non-current liabilities	4,848.4	4,735.6
Trade and other payables	636.4	736.2
Provisions	118.4	96.6
Contract liabilities	239.9	408.9
Lease liabilities	1,096.5	1,321.7
Loans and other liabilities	42.9	47.8
Total current liabilities	2,134.1	2,611.2
Total liabilities	6,982.5	7,346.8
Total equity and liabilities	$ 11,008.1	$ 11,389.5